Schedule of Warrants Outstanding (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member] - $ / shares	Jun. 30, 2025	Sep. 30, 2024
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	5,789,600	1,265,972
Common Stock Warrants August 2021 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	14,031	14,031
Exercise Price	$ 2,094.4000	$ 2,094.40
Expiration Date	Aug. 24, 2026	Aug. 24, 2026
Underwriter Warrants August 2021 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	284	284
Exercise Price	$ 2,618.0000	$ 2,618
Expiration Date	Aug. 19, 2026	Aug. 19, 2026
Chanticleer Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	6	6
Chanticleer Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 144,144.00	$ 144,144.00
Expiration Date	Apr. 30, 2027	Apr. 30, 2027
Chanticleer Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 224,224.00	$ 224,224.00
Expiration Date	Dec. 17, 2028	Dec. 17, 2028
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	2,297	2,297
Exercise Price	$ 7,860.1600	$ 7,860.16
Expiration Date	Oct. 16, 2025	Oct. 16, 2025
Series 3 Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	1,566	1,566
Exercise Price	$ 717.0240	$ 717.024
Expiration Date	Aug. 15, 2027	Aug. 15, 2027
Common Stock Warrants February 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	31,563	33,982
Exercise Price	$ 190.0800	$ 190.08
Expiration Date	Feb. 10, 2028	Feb. 10, 2028
Underwriter Warrant February 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	1,933	1,933
Exercise Price	$ 237.6000	$ 237.60
Expiration Date	Feb. 08, 2028	Feb. 08, 2028
Common Stock Private Placement Warrants June 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	28,409	28,409
Exercise Price	$ 12.4000	$ 12.4000
Expiration Date	Jun. 21, 2029	Jun. 21, 2029
Placement Agent Warrants June 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	852	852
Exercise Price	$ 118.7824	$ 118.7824
Expiration Date	Dec. 30, 2026	Dec. 30, 2026
Common Stock Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	354,994	354,994
Exercise Price	$ 9.6000	$ 9.6000
Expiration Date	Oct. 27, 2028	Oct. 27, 2028
Prefunded Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	99,687	99,687
Exercise Price	$ 0.0008	$ 0.0008
Underwriter Warrants October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	10,664	10,664
Exercise Price	$ 16.0000	$ 16.0000
Expiration Date	Oct. 24, 2028	Oct. 24, 2028
Placement Agent Warrants June 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	14,142	14,142
Exercise Price	$ 14.8800	$ 14.8800
Expiration Date	Jun. 19, 2029	Jun. 19, 2029
Common Stock Warrants June 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	703,125	703,125
Exercise Price	$ 12.4000	$ 12.4000
Expiration Date	Jun. 21, 2029	Jun. 21, 2029
Common Stock Warrants November 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	2,222,222
Exercise Price	$ 4.5000
Expiration Date	Nov. 07, 2029
Common Stock Registered Direct Warrants December 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	1,085,325
Exercise Price	$ 2.1000
Expiration Date	Dec. 09, 2029
Common Stock PIPE Warrants December 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	673,000
Exercise Price	$ 2.1000
Expiration Date	Dec. 09, 2029
Pre-funded Warrants December 2024 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding	545,500
Exercise Price	$ 0.0001